Exhibit 99.1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

FirstKey Mortgage, LLC
900 Third Ave
Suite 500
New York, NY 10022

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by FirstKey Mortgage, LLC (the “Company” as the engaging party) and BofA Securities, Inc., collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the Underlying Securities (as defined below) included in the Data Tape (as defined below) with respect to the Towd Point Mortgage Trust 2025-R1, TPMT 2025-R1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the Underlying Securities (as defined below) included in the Data Tape (as defined below).

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the entire population of 36 underlying securities in the Data Tape (as defined below), herein referred to as the “Underlying Securities”, within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the Underlying Securities to stated underwriting, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017 T: (646) 471-3000, www.pwc.com/us

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

The procedures performed and results thereof are as follows in the Exhibit. In performing this engagement, we received one or more preliminary data tapes and performed certain procedures as set forth as follows and as shown in the Exhibit. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data tapes based on such communicated differences, where they determined it to be appropriate. We performed these procedures on the final Data Tape, and the results of those procedures are described as follows and as shown in the Exhibit.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Specified Attributes” refers to the data attributes listed in the table below:

Specified Attributes
Year
CUSIP
Deal Name
Bond
Original Total Notional Balance
Factor
Current Coupon
Current CE
Int Shortfall
Orig Rating Fitch / Morningstar / DBRS / Moody's / KBRA
Current Rating Fitch / DBRS-Morningstar/ Moody's / KBRA
Current Thickness
Detach %
UPB ($MM)
Deal Age
Collat Factor
Deferred ($)
WAC
WALA
WAM
FICO
LTV
DQ(%)
VPR 1m
VPR 3m
Accum Writedown
Int Shortfall or Writedown
Open-Pay
Legal Final Maturity
Int Shortfall Amt
Accum Writedown Amt

The “Data Files” refer to the following files provided to us by the Company or obtained from Bloomberg and Intex (as noted below):

•
TPMT PPMs.zip, SCRT 2016-1 PPM_Black.pdf, scr1701_pro.pdf, scr1702_pro.pdf, SCRT_2017- 3_PPM Final.pdf, SCRT_2017-4_PPM_Final.pdf, SCRT 2018-1 PPM.pdf, SCRT_2018- 1_Final_PPM.pdf, and scr1802_pro.pdf (the “Underlying Private Placement Memorandums”);

•	The phrase “Bloomberg” refers to data obtained from Bloomberg as of January 3, 2025 for the Underlying Securities;
•	The phrase “Intex” refers to data obtained from Intex on January 3, 2025 with a January 3, 2025 settlement date for the Underlying Securities; and
•	An electronic data file labeled “TPMT 2025-R1 Red Tie-Out Package_v04_collat values.xlsx” containing the Specified Attributes (the “Data Tape”).

Procedures Performed

For each of the Underlying Securities, using the information, methodology, and assumptions provided by the Company and listed in Exhibit 1, we compared the Specified Attributes, as shown on the Data Tape, with the corresponding information listed in Exhibit 1 (the “Source Files”). We make no representations regarding the information, methodologies or assumptions provided to us by the Company.

For each Specified Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1.

The results of the foregoing procedures indicated that the Specified Attributes set forth in the Data Tape were found to be in agreement with the corresponding information in the Source Files.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the Underlying Securities included on the Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed- upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY
January 8, 2025

Exhibit 1

Specified Attribute	Procedure	Calculation	Source File(s)	Comments (1)	Tolerance
Year	Data Tape to Source File	Obtained from the deal name in the Underlying Private Placement Memorandum	Underlying Private Placement Memorandum	n/a	n/a
CUSIP	Data Tape to Source File	n/a	Underlying Private Placement Memorandum	n/a	n/a
Deal Name	Data Tape to Source File	n/a	Underlying Private Placement Memorandum	Deal names were abbreviated as follows: Towd Point Mortgage Trust (“TPMT”); Seasoned Credit Risk Transfer Trust (“SCRT”)	n/a
Bond	Data Tape to Source File	Compared without regard to “-”	Underlying Private Placement Memorandum	n/a	n/a
Original Total Notional Balance	Data Tape to Source File	n/a	Underlying Private Placement Memorandum
For the Underlying Securities with a value of “Excess Interest” in the Data Tape, the value for the Specified Attribute was obtained from the Total Unpaid Principal Balance of the Mortgage Loans as of the Cut-off Date
+/- $1

Specified Attribute	Procedure	Calculation	Source File(s)	Comments (1)	Tolerance
Factor	Data Tape to Source File
1.        Obtain factor from Bloomberg and compare to the Data Tape value, rounded to 9 decimal places.

2.        If the factor is unavailable on Bloomberg or if a difference is noted from the comparison, then obtain the factor from Intex, rounded to the factor precision provided on the Data Tape, and compare to the Data Tape.

3.        A Discrepancy will only exist if the Specified Attribute differs from the corresponding value in both Bloomberg and Intex
Bloomberg and Intex
1.        Decimal places relate to factors expressed in number format and not as a percentage.

2.        Values for the Specified Attribute were obtained from “DES” screens from Bloomberg.

3.        Values for the Specified Attribute were obtained from “Tranche Factor” field in Intex.
n/a
Current Coupon	Data Tape to Source File	Round Source File to precision on Data Tape	Intex	Values for the Specified Attribute were obtained from "Coupon” field in the “Tranche – Info” category of Intex reports	n/a
Current CE	Data Tape to Source File	Round Source File to precision on Data Tape	Intex
1.        Values for the Specified Attribute were obtained from “Curr Support (%)” field in the “Tranche – Credit Support” category of Intex reports

2.        For the Underlying Securities with a value of “Interest Only” or “Excess Interest” in the Data Tape, the value for the Specified Attribute was compared to “N/A”
n/a

Specified Attribute	Procedure	Calculation	Source File(s)	Comments (1)	Tolerance
Int Shortfall	Data Tape to Source File	Obtain cumulative interest shortfall for each Underlying Security. If the value is greater than zero, assign a “Y” flag. If the value is equal to zero, assign a flag of “N”.	Intex
1.        Values for the Specified Attribute were obtained from “Accum Int Short” field in the “Tranche – Info” category of Intex reports

2.        For the Underlying Securities with a value of “XSIO” or “X” for “Bond” in the Data Tape, the value for the Specified Attribute was compared to “N/A”
n/a
Orig Rating Fitch / Morningstar / DBRS / Moody's / KBRA	Data Tape to Source File	n/a	Underlying Private Placement Memorandum	For any Exchangeable Underlying Securities, the value for the related Exchange Class was used	n/a
Current Rating Fitch / DBRS- Morningstar/ Moody's / KBRA	Data Tape to Source File	Compared without regard to “(sf)”, “*”, “*-” and parenthesis	Bloomberg	Values for the Specified Attribute were obtained from “RCHG” screens from Bloomberg	n/a
Current Thickness	Data Tape to Source File	Round Source File to precision on Data Tape	Intex
1.        Values for the Specified Attribute were obtained from “Curr Simple Thickness” field in the “Tranche – Credit Support” category of Intex reports

2.        For the Underlying Securities with a value of “Interest Only” or “Excess Interest” in the Data Tape, the value for the Specified Attribute was compared to “N/A”
n/a

Specified Attribute	Procedure	Calculation	Source File(s)	Comments (1)	Tolerance
Detach %	Data Tape to Source File	Round Source File to precision on Data Tape	Intex
1.      Values for the Specified Attribute were obtained from “Curr Detachment Point” field in the “Tranche – Credit Support” category of Intex reports

2.      For the Underlying Securities with a value of “Interest Only” or “Excess Interest” in the Data Tape, the value for the Specified Attribute was compared to “N/A”
n/a
UPB ($MM)	Data Tape to Source File	n/a	Intex
1.      Values for the Specified Attribute were obtained from “Curr Collat Bal” field in the “Collat – Aggregation” category of Intex reports

2.      Value was compared to the full amount and not formatted in millions
n/a
Deal Age	Data Tape to Source File	n/a	Intex	Values for the Specified Attribute were obtained from “Deal Age” field in the “Deal – Info” category of Intex reports	n/a
Collat Factor	Data Tape to Source File	Round Source File to precision on Data Tape	Intex	Values for the Specified Attribute were obtained from “Collat Factor” field in the “Collat – Aggregation” category of Intex reports	n/a

Specified Attribute	Procedure	Calculation	Source File(s)	Comments (1)	Tolerance
Deferred ($)	Data Tape to Source File	n/a	Intex	Values for the Specified Attribute were obtained from “Forbearance Amount” field in the “Collat – Performance” category of Intex reports	n/a
WAC	Data Tape to Source File	Round Source File to precision on Data Tape	Intex	Values for the Specified Attribute were obtained from “Gross WAC” field in the “Collat – Aggregation” category of Intex reports	n/a
WALA	Data Tape to Source File	n/a	Intex	Values for the Specified Attribute were obtained from “WALA” field in the “Collat – Aggregation” category of Intex reports	n/a
WAM	Data Tape to Source File	n/a	Intex	Values for the Specified Attribute were obtained from “Rem Term” field in the “Collat – Aggregation” category of Intex reports	n/a
FICO	Data Tape to Source File	n/a	Intex	Values for the Specified Attribute were obtained from “FICO” field in the “Collat – Aggregation” category of Intex reports	n/a

Specified Attribute	Procedure	Calculation	Source File(s)	Comments (1)	Tolerance
LTV	Data Tape to Source File	n/a	Intex	Values for the Specified Attribute were obtained from “HPI Updated LTV (FHFA)” field in the “Collat – Aggregation” category of Intex reports	n/a
DQ (%)	Data Tape to Source File	Round Source File to precision on Data Tape	Intex
Values for the Specified Attribute were obtained by summing the percentages of all the individual delinquency buckets from “Delinq: All Delinq” field in the “Collat - Performance” category of Intex reports
n/a
VPR 1m	Data Tape to Source File	Round Source File to precision on Data Tape	Intex	Values for the Specified Attribute were obtained from “1mo CRR” field in the “Collat - Performance” category of Intex reports	n/a
VPR 3m	Data Tape to Source File	Round Source File to precision on Data Tape	Intex	Values for the Specified Attribute were obtained from “3mo CRR” field in the “Collat - Performance” category of Intex reports	n/a

Specified Attribute	Procedure	Calculation	Source File(s)	Comments (1)	Tolerance
Accum Writedown	Data Tape to Source File	Obtain cumulative writedown for each Underlying Security. If the value is greater than zero, assign a “Y” flag. If the value is equal to zero, assign a flag of “N” and compare to the Data Tape.	Intex
1.      Values for the Specified Attribute were obtained from “Accum Writedown” field in the “Tranche – Info” category of Intex reports

2.      For the Underlying Securities with a value of “Interest Only” or “Excess Interest” in the Data Tape, the value for the Specified Attribute was compared to “N/A”
n/a
Int Shortfall or Writedown	Data Tape to Source File
Obtain cumulative interest shortfall and cumulative writedown for each Underlying Security.

If either value is greater than zero, assign a “Y” flag.

If both values are equal to zero, assign a flag of “N” and compare to the Data Tape.
Intex
1.      Values for the Specified Attribute were obtained from “Accum Int Short” field and “Accum Writedown” field in the “Tranche – Info” category of Intex reports

2.      For the Underlying Securities with a value of “XSIO” or “X” for “Bond” in the Data Tape, the value for the Specified Attribute was compared to “N/A”
n/a
Open-Pay	Data Tape to Source File	If the value is greater than zero, assign a “Y” flag. If the value is equal to zero, assign a flag of “N” and compare to the Data Tape.	Intex
1.      Values for the Specified Attribute were obtained from "Reported Principal Payment” field in the “Tranche – Info” category of Intex reports

2.      For the Underlying Securities with a value of “Interest Only” or “Excess Interest” in the Data Tape, the value for the Specified Attribute was compared to “N/A”
n/a

Specified Attribute	Procedure	Calculation	Source File(s)	Comments (1)	Tolerance
Legal Final Maturity	Data Tape to Source File	Obtained the value for each Underlying Security and compared the month and year to the Data Tape without regard to the day.	Underlying Private Placement Memorandum	For any Exchangeable Underlying Securities, the value for the related Exchange Class was used	n/a
Int Shortfall Amt	Data Tape to Source File	n/a	Intex
1.        Values for the Specified Attribute were obtained from “Accum Int Short” field in the “Tranche – Info” category of Intex reports

2.        For the Underlying Securities with a value of “XSIO” or “X” for “Bond” in the Data Tape, the value for the Specified Attribute was compared to “N/A”
n/a
Accum Writedown Amt	Data Tape to Source File	n/a	Intex
1.        Values for the Specified Attribute were obtained from “Accum Writedown” field in the “Tranche – Info” category of Intex reports

2.        For the Underlying Securities with a value of “Interest Only” or “Excess Interest” in the Data Tape, the value for the Specified Attribute was compared to “N/A”
n/a
(1)	CUSIP was used to identify the Underlying Securities for all Specified Attributes (other than the CUSIP). Deal Name and Bond were used to identify the Underlying Securities for the CUSIP.